Payroll costs, share based payments and management incentive schemes - Director and Senior Management Share Awards Narrative (Details) € in Millions	1 Months Ended							12 Months Ended
	Feb. 28, 2021 shares	Jan. 31, 2021 shares	Sep. 30, 2020 shares	Feb. 29, 2020 shares	Jan. 31, 2020 shares	Sep. 30, 2019 shares	Jan. 31, 2019 shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 shares $ / shares	Feb. 01, 2021 $ / shares	Jan. 30, 2021 $ / shares	Jan. 01, 2021 $ / shares	Dec. 31, 2020 shares $ / shares	Sep. 01, 2020 $ / shares	Aug. 01, 2020 $ / shares	Feb. 01, 2020 $ / shares	Jan. 01, 2020 $ / shares
EBITDA
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period								3 years
Vesting period								3 years
Share price performance
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period								3 years
Vesting period								3 years
Cumulative net sales
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period								3 years
Vesting period								3 years
Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price (in Dollars per share) | $ / shares											$ 24.50		$ 25.29		$ 21.04		$ 25.50
Management Award 2018 | EBITDA
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period								4 years
Vesting period								4 years
Management Award 2018 | Share price performance
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period								3 years		2 years
Vesting period								3 years		2 years
Management Award 2018 | Share price performance | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period								2 years
Vesting period								2 years
Management Award 2018 | Share price performance | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period								5 years
Vesting period								5 years
Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)											2,016,855				3,178,400
New awards granted in the period								820,202
Number of equity instruments exercised (in shares)								1,861,826
Restricted Shares | Key management personnel
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expense from share-based payment transactions with employees | €								€ 4.3	€ 8.3	€ 14.0
Restricted Shares | Management Award 2017
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments exercised (in shares)	451,719	368,154					85,315
Reclassification of awards for settlement of tax liabilities	180,268	150,926					33,383
Share price (in Dollars per share) | $ / shares												$ 25.89		$ 25.42
Restricted Shares | Management Award 2017 | Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments exercised (in shares)	271,451	217,228					51,932
Restricted Shares | Management Award 2016
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments exercised (in shares)		1,041,953		1,626,006	284,555
Reclassification of awards for settlement of tax liabilities		454,320		697,964	120,739
Share price (in Dollars per share) | $ / shares														$ 25.42				$ 19.53	$ 22.37
Restricted Shares | Management Award 2016 | Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments exercised (in shares)		587,633		928,042	163,816
Restricted Shares | Management Award 2018
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments exercised (in shares)			42,825
Reclassification of awards for settlement of tax liabilities			17,170
Share price (in Dollars per share) | $ / shares																$ 25.30
Restricted Shares | Management Award 2018 | Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments exercised (in shares)			25,655
January 1, 2016 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)											0				1,041,953
New awards granted in the period								0
Number of equity instruments exercised (in shares)								1,041,953
January 1, 2017 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)											0				819,873
New awards granted in the period								0
Number of equity instruments exercised (in shares)								819,873
January 1, 2019 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)											152,695				159,561
New awards granted in the period						166,427		0
Number of equity instruments exercised (in shares)								0
January 1, 2020 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)											645,093				710,438
New awards granted in the period					761,979			0
Number of equity instruments exercised (in shares)								0